Share Capital and Reserves	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
SHARE CAPITAL AND RESERVES
11.	SHARE CAPITAL AND RESERVES

a)	Authorized share capital

An unlimited number of common shares without par value and 5,057 Class “A” shares, Series 1. The Class “A” shares, Series 1 are non-voting and are non-voting and do not have any special rights or restrictions associated with them.

b)	Issued share capital

During the year ended December 31, 2020, the Company:

i)	issued, 150,000 units at a price of $4.00 per unit for total proceeds of $600,000. Each unit consisted of one common share and a one half share purchase warrant for each share purchased. Each whole warrant entitles the holder to purchase one additional common share at a price of $6.40 until February 17, 2021.

ii)	issued, 172,532 units at a price of $4.00 per unit for total proceeds of $690,125. Each unit consisted of one common share and one share purchase warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $6.40 until July 17, 2022.

iii)	issued, 625,000 units at a price of $4.00 per unit for total proceeds of $2,500,000. Each unit consisted of one common share and a one half share purchase warrant for each share purchased. Each whole warrant entitles the holder to purchase one additional common share at a price of $6.40 until November 17, 2022.

iv)	entered into a Mutual Investment Agreement with Animoca Brands Inc. (Animoca) in which the Company issued 181,547 shares of the Company’s common stock with a value of $698,557 in exchange for 4,327,431 shares of Animoca common stock. On the same date, the Company issued an additional 89,088 shares of the Company’s common stock with a value of $349,225 to Animoca in exchange for services (included in professional fees). The Company subsequently sold all of its shares of Animoca and recognized a loss of $508,050.

v)	Issued, 1,058,993 common shares pursuant to exercise of 1,056,143 warrants and 3,750 stock options for total proceeds of $4,596,193.

During the year ended December 31, 2019, the Company:

i)	issued, 624,228 units at a price of $2.88 per unit for total proceeds of $1,797,778. Each unit consisted of one common share and a one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $4.80 until February 14, 2021.

ii)

issued, 1,094,844 units pursuant to a private placement at a price of $3.20 per unit for total proceeds of $3,503,500. Each unit consisted of one common share and a one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $5.60 until July 26, 2021.

iii)	issued, 284,092 units at a price of $3.52 per unit for total proceeds of $1,000,000. Each unit consisted of one common share and one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $5.60 until August 9, 2021.

v)	issued 576,834 common shares at a value of $1,892,012 on acquisition of Versus LLC shares (Note 6).

vi)	issued 158,115 common shares pursuant to the exercise of share purchase warrants and stock options for total proceeds of $425,417.

During the year ended December 31, 2018, the Company:

i)	issued, 766,231 units at a price of $4.80 per unit for total proceeds of $3,677,900. Each unit consisted of one common share and a one half common stock warrant for each share purchased. Each whole warrant entitles the holder to purchase one additional common share at a price of $6.40 until April 12, 2020. A residual value of $78,957 was allocated to the warrants.

ii)	issued 153,750 common shares pursuant to the exercise of share purchase warrants for total proceeds of $384,000.

Escrow

At December 31, 2020, 313 common shares (December 31, 2019 and 2018 – 313) of the Company are held in escrow due to misplaced share certificates originally issued to three individual shareholders.

c)	Stock options

Pursuant to the policies of the CSE, the Company may grant incentive stock options to its officers, directors, employees and consultants. The Company has implemented a rolling Stock Option Plan (the “Plan”) whereby the Company can issue up to 10% of the issued and outstanding common shares of the Company. Options have a maximum term of ten years and vesting is determined by the Board of Directors.

A continuity schedule of outstanding stock options is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2017	531,559	4.96
Granted	72,284	5.92
Forfeited	(54,319)	5.28
Balance – December 31, 2018	549,524	4.96
Granted	482,500	5.28
Exercised	(3,125)	3.52
Forfeited	(15,500)	6.72
Balance –December 31, 2019	1,013,399	5.12
Granted	470,083	4.11
Exercised	(3,750)	3.49
Forfeited	(125,907)	6.04
Balance – December 31, 2020	1,353,825	4.70

During the year ended December 31, 2020, 470,083 stock options were granted by the Company with a fair value of $1,216,228 (or $2.69 per option). During the year ended December 31, 2020, the Company recorded share-based compensation of $1,407,414 (December 31, 2019 - $826,360) relating to options vested during the year.

During the year ended December 31, 2019, the Company granted a total of 482,500 stock options with a fair value of $1,724,580 (or $3.52 per option).

During the year ended December 31, 2018, the Company granted a total of 72,284 stock options with a fair value of $343,711 (or $5.92 per option).

During the year ended December 31, 2018, the Company recorded share-based compensation of $651,316 relating to options vested during the year.

The Company used the following assumptions in calculating the fair value of stock options for the years ended:

	December 31, 2020	December 31, 2019	December 31, 2018
Risk-free interest rate	0.26% - 0.37%	1.59%	2.18%
Expected life of options	2.0 – 5.0 years	5.0 years	5.0 years
Expected dividend yield	Nil	Nil	Nil
Volatility	79.44% - 87.79%	95.8%	111.6%

At December 31, 2020, the Company had incentive stock options outstanding as follows:

Expiry Date	Options Outstanding	Options Exercisable	Exercise Price	Weighted Average Remaining Life
			($)	(years)
July 13, 2021	325,147	316,066	4.32	0.53
March 17, 2022	13,063	12,451	6.96	1.21
May 18, 2022	5,750	5,301	7.84	1.38
July 31, 2022	171,114	103,381	4.00	1.58
September 14, 2022	74,156	64,216	5.52	1.70
November 19, 2022	12,500	521	6.00	1.88
June 6, 2023	14,063	8,789	7.36	2.43
September 4, 2023	12,813	6,204	4.00	2.68
April 2, 2024	107,500	52,500	3.36	3.26
June 27, 2024	6,250	4,688	3.36	3.49
July 24, 2024	148,344	15,453	4.00	3.57
September 27, 2024	312,500	98,828	6.00	3.74
October 22, 2024	12,500	5,078	5.28	3.81
July 24, 2025	113,125	24,076	4.00	4.57
August 10, 2025	12,500	2,083	4.00	4.61
November 19, 2024	12,500	260	6.00	3.89
	1,353,825	719,895	4.70	2.53

d)	Share purchase warrants

A continuity schedule of outstanding share purchase warrants is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2017	1,711,690	4.80
Exercised	(153,750)	2.56
Expired	(517,000)	6.40
Issued	427,598	6.24
Balance – December 31, 2018	1,468,538	4.96
Exercised	(154,990)	2.72
Expired	(347,732)	3.20
Issued	2,349,365	5.12
Balance – December 31, 2019	3,315,181	5.28
Exercised	(1,056,143)	2.40
Expired	(438,948)	4.32
Issued	872,532	6.13
Balance – December 31, 2020	2,692,622	5.88

During the year ended December 31, 2020, the Company:

i)	On February 17, 2020, the Company, completed a unit private placement which included 75,000 share purchase warrants exercisable at $6.40 per share for a period of two years. The share purchase warrants were determined to have a fair value of $Nil using the residual value method.

ii)	On July 17, 2020, the Company, completed a unit private placement which included 172,532 share purchase warrants exercisable at $4.00 per share for a period of two years. The share purchase warrants were determined to have a fair value of $55,210 using the residual value method.

ii)	On November 17, 2020, the Company, completed a unit private placement which included. 625,000 share purchase warrants exercisable at $4.00 per share for a period of two years.

During the year ended December 31, 2019, the Company:

i)	On February 14, 2019, the Company completed a unit private placement which included 624,228 share purchase warrants exercisable at $4.80 per share for a period of two years. The share purchase warrants were determined to have a fair value of $199,753 using the residual value method.

ii)	On February 14, 2019, the Company completed a unit private placement which included 43,696 broker warrants exercisable at $2.88 per share for a period of two years. The share purchase warrants were determined to have a fair value of $61,843 using the Black Scholes option pricing model.

iii)	On July 26, 2019, the Company completed a unit private placement which included 1,094,844 share purchase warrants exercisable at $5.60 per share for a period of two years. The share purchase warrants were determined to have a fair value of $Nil using the residual method.

iv)	On July 26, 2019, the Company issued 14,088 agent warrants exercisable to purchase additional shares at a price of $5.60 per share for a period of 24 months from closing. The agent warrants were determined to have a fair value of $20,985.

v)	On August 9, 2019, the Company completed a unit private placement which included 284,093 share purchase warrants exercisable at $5.60 per share for a period of two years. The share purchase warrants were determined to have a fair value of $Nil using the residual method.

vi)	The Company issued 288,416 warrants at a value of $159,778 for the acquisition of Newco shares (Note 7).

During the year ended December 31, 2018, the Company:

i)	On March 29, 2018 and April 12, 2018, completed a unit private placement which included 383,120 share purchase warrants exercisable at $6.40 per share for a period of two years. The share purchase warrants were determined to have a fair value of $140,531 using the residual value method.

ii)	On March 29, 2018 and April 12, 2018, completed a unit private placement which included 44,463 brokers’ warrants exercisable at $4.80 per share for a period of two years. The broker warrants were determined to have a fair value of $116,226 using the Black Scholes option pricing model.

The Company used the following assumptions in calculating the fair value of the warrants for the period ended:

	December 31, 2019	December 31, 2018
Risk-free interest rate	1.77%	1.85%
Expected life of options	2.0 years	2.0 years
Expected dividend yield	Nil	Nil
Volatility	107.14%	86.44%
Weighted average fair value per warrant	$0.64	$2.56

At December 31, 2020, the Company had share purchase warrants outstanding as follows:

Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
February 13, 2021	75,000	6.40	0.13	*
February 14, 2021	247,133	4.80	0.13	*
February 14, 2021	6,883	2.88	0.13	*
July 26, 2021	952,117	5.60	0.57
July 26, 2021	9,866	5.60	0.57
August 9, 2021	247,841	5.60	0.63
March 17, 2022	356,250	6.40	1.21
July 17, 2022	172,532	6.40	1.54
November 17, 2022	625,000	6.40	1.88
	2,692,622	5.88	0.97

*	See Note 19

On September 30, 2016, the Company issued 625,250 performance warrants with a fair value of $1,725,496. These performance warrants vested during the year ended December 31, 2019.

At December 31, 2020, the Company had performance warrants outstanding as follows:

Expiry Date	Performance Warrants Outstanding	Performance Warrants Exercisable	Exercise Price	Remaining Life
			($)	(years)
June 30, 2021	625,250	625,250	4.00	0.50